Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 1,425,932	€ 1,232,998	€ 1,156,627
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	682,636	535,058	500,415
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	164,229	165,884	156,994
Selling, general & administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 579,067	€ 532,056	€ 499,218